Income Taxes (Details)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Income Taxe [Abstract]
Net operating loss carryforward | $		$ 0
Tax loss carry forwards | ₪	₪ 3,726,768		₪ 2,993,551